Finance Income and Expense	12 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Finance Income and Expense	. Finance income and expense

Finance income and expense comprised the following for the years ended September 30, 2023 and 2022:

	For the Year Ended September 30,
(in USD)	2023	2022
Finance income
Interest on bank deposits	9,292	2,693
Total finance income	9,292	2,693
Finance expense
Interest on convertible notes	(409,561)	(266,498)
Interest on loans and borrowings	(103,605)	(1,512)
Interest on lease liabilities	(39,402)	(9,719)
Other interest payable	(8,437)	(27,754)
Total finance expense	(561,005)	(305,483)

Finance income represents interest income. Finance expense consists primarily of interest on convertible loans and other borrowings (see Note 17) and the unwinding of discounting on leases and other financial liabilities (see Note 18).